Income (Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to the Company	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 727	$ (285)	$ (1,106)	$ (1,732)	$ (18,352)	$ (2,396)	$ (1,190)
Undistributed net income (loss) allocated to common stockholders	(5,723)				(2,385)					(18,352)	(2,396)	(1,190)
Distributed and undistributed net income (loss) - basic	(5,723)				(2,385)					(18,352)	(2,396)	(1,190)
Effect of dilutive securities	(282)				(359)
Distributed and undistributed net income (loss) - diluted	$ (6,017)				$ (2,744)					$ (19,817)	$ (5,666)	$ (9,798)
Weighted average common shares outstanding – basic (in shares)	2,094	2,069	2,022	2,019	2,015	2,014	2,014	2,011	2,008	2,031	2,012	1,991
Effect of deferred compensation plan shares (in shares)										0	158	212
Effect of contingently issuable shares (in shares)	17				31					36	39	0
Weighted average common shares outstanding – diluted (in shares)	2,115	2,118	2,054	2,265	2,046	2,267	2,262	2,048	2,218	2,067	2,209	2,203
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ 0.36	$ (0.14)	$ (0.55)	$ (0.86)	$ (9.04)	$ (1.19)	$ (0.60)
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (0.25)	$ (0.49)	$ (0.71)	$ (1.51)	$ (9.59)	$ (2.56)	$ (4.45)
Net income (loss) allocated to common stockholders is not adjusted for:	$ 355				$ (4)					$ (19)	$ (4)	$ (2)
Weighted average diluted shares are not adjusted for:	270				4					38	5	9
Effect of deferred compensation plan
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Effect of dilutive securities										$ 0	$ (2,127)	$ (8,608)
Effect of contingently issuable shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Effect of dilutive securities										$ (1,465)	$ (1,143)	$ 0
Net income (loss) allocated to common stockholders is not adjusted for:	$ 355				$ 0
Weighted average diluted shares are not adjusted for:	27				0
Effect of unvested restricted shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average diluted shares are not adjusted for:	9				0					0	1	3
Effect of assumed exercise of stock options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average diluted shares are not adjusted for:	234				0					34	0	1
Effect of assumed conversion of Ashford Holdings units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) allocated to common stockholders is not adjusted for:	$ 0				$ (4)					$ (19)	$ (4)	$ (2)
Weighted average diluted shares are not adjusted for:	0				4					4	4	5
Accumulated Deficit
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) attributable to the Company	$ (5,723)				$ (2,385)					$ (18,352)	$ (2,396)	$ (1,190)